Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue		$ 6,629		$ 2,726		$ 18,061	$ 14,887
Cost of revenue
Total cost of revenue	[1]	6,162		3,262		20,239	17,297
Operating expenses:
Research and development		9,615	[2]	5,604	[2]	25,314	18,340
Sales and marketing		3,750	[2]	4,392	[2]	13,126	13,084
General and administrative		17,696	[2]	5,076	[2]	19,797	15,146
Depreciation and amortization		653		273		1,382	723
Total operating expenses		31,714		15,345		59,619	47,293
Loss from operations		(31,247)		(15,881)		(61,797)	(49,703)
Other income (expense)
Loss on extinguishment of debt						(199)	(916)
Interest expense, net		(3,318)		(60)		(3,172)	443
Other expense		(3,536)				(818)
Total other expense		(6,854)		(60)		(4,189)	(473)
Loss before income taxes		(38,101)		(15,941)		(65,986)	(50,176)
Income taxes		0		0		8	50
Net loss		(38,101)		(15,941)		(65,994)	(50,226)
Other comprehensive income
Foreign currency translation adjustment		7				9
Comprehensive income (loss)		$ (38,094)		$ (15,941)		$ (65,985)	$ (50,226)
Net Loss per common share
Basic and diluted net loss per common share		$ (3.27)		$ (2.02)
Basic net loss per common share						$ (8.18)	$ (6.86)
Diluted net loss per common share						$ (8.18)	$ (6.86)
Weighted average shares outstanding:
Basic and Diluted		11,636,136		7,882,647
Basic		11,636,000		7,883,000		8,069,009	7,317,824
Diluted		11,636,000		7,883,000		8,069,009	7,317,824
Hardware [Member]
Revenue:
Total revenue		$ 5,014	[2]	$ 2,032	[2]	$ 14,264	$ 13,501
Cost of revenue
Total cost of revenue	[1]	6,028	[2]	3,203	[2]	19,933	17,084
Software [Member]
Revenue:
Total revenue		1,615		694		3,797	1,386
Cost of revenue
Total cost of revenue	[1]	$ 134		$ 59		$ 306	$ 213

[1]	Exclusive of depreciation and amortization shown in operating expenses below.
[2]	Stock-based compensation expense included in cost of revenue and operating expenses is as follows: Cost of hardware revenue $ 14 $ 4 Research and development 3,999 97 Sales and marketing 161 37 General and administrative 10,319 218 Total stock-based compensation $ 14,493 $ 356